Notes Payable - Schedule of Senior Convertible Notes (Details) (10-K) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Senior Notes	$ 805,000	$ 805,000
Balance	$ 804,643	802,503	$ 230,000
Senior Convertible Notes [Member]
Less: Unamortized debt issuance costs		(2,497)
Balance		802,503	230,000
Current portion		(802,503)	(230,000)
Long term portion
2019 Senior Notes [Member]
Senior Notes		805,000
2017 Senior Notes [Member]
Senior Notes			$ 230,000